Convertible loan receivable	6 Months Ended	12 Months Ended
	Jan. 31, 2020	Jul. 31, 2019
Notes to Financial Statements
Convertible loan receivable

6.        Convertible loan receivable

Effective March 15, 2019, the Company, through its wholly owned subsidiaries, DEP Nevada and NMG, entered into a convertible loan agreement and a management agreement with Comprehensive Care Group LLC (“CCG”), an Arkansas limited liability company, with respect to the development of a medical cannabis dispensary facility in West Memphis, Arkansas.

Pursuant to the management agreement, NMG will provide operations and management services, including management, staffing, operations, administration, oversight, and other related services. Under the management agreement, NMG will be required to obtain approval from CCG for any key decisions as defined in the agreement and accordingly the Company does not control CCG. NMG will be paid a monthly management fee equal to 66.67% of the monthly net profits of CCG, subject to conversion of the convertible loan as discussed below upon which the monthly management fee shall be $6,000 per month, unless otherwise agreed by the parties in writing.

The convertible loan agreement is for an amount up to $1,250,000 from DEP to CCG with proceeds to be used to fund construction of a facility, working capital and initial operating expenses. The loan bears interest at a fixed rate of $6,000 per month until the parties mutually agree to increase the interest. Upon the latter of one year of granting of a medical cannabis dispensary license by the appropriate authorities or one year after entering into the convertible loan agreement, DEP may elect to convert the loan into preferred units of CCG equal to 40% of all outstanding units of CCG, subject to approval of the Arkansas Medical Marijuana Commission.

The Company evaluated the convertible loan receivable’s settlement provisions and elected the fair value option in accordance with ASC 825 “Financial Instruments”, to value this instrument. Under such election, the loan receivable is measured initially and subsequently at fair value, with any changes in the fair value of the instrument being recorded in the consolidated financial statements as a change in fair value of the financial instruments. The Company estimates the fair value of this instrument by first estimating the fair value of the straight debt portion, excluding the embedded conversion option, using a discounted cash flow model. The Company then estimates the fair value of the embedded conversion option using the Black-Scholes Option Pricing Model. The sum of these two valuations is the fair value of the loan receivable. Management believes that the accretion of the straight debt portion and embedded derivative related to the conversion option are not material. As at 31 January 2020, the Company had advanced $948,310 (31 July 2019 - $52,225) and accrued interest income of $18,000 (2019 - $ Nil) and $36,000 (2019 -$Nil) for the three and six months ended 31 January 2020, respectively. As at 31 January 2020, total interest receivable was $63,000 (31 July 2019 - $27,000).

6.	Convertible loan receivable

Effective March 15, 2019, the Company, through its wholly owned subsidiaries, DEP Nevada and NMG, entered into a convertible loan agreement and a management agreement with Comprehensive Care Group LLC (“CCG”), an Arkansas limited liability company, with respect to the development of a medical cannabis dispensary facility in West Memphis, Arkansas.

Pursuant to the management agreement, NMG will provide operations and management services, including management, staffing, operations, administration, oversight, and other related services. Under the management agreement, NMG will be required to obtain approval from CCG for any key decisions as defined in the agreement and accordingly the Company does not control CCG. NMG will be paid a monthly management fee equal to 66.67% of the monthly net profits of CCG, subject to conversion of the convertible loan as discussed below upon which the monthly management fee shall be $6,000 per month, unless otherwise agreed by the parties in writing.

The convertible loan agreement is for an amount up to $1,250,000 from DEP to CCG with proceeds to be used to fund construction of a facility, working capital and initial operating expenses. The loan bears interest at a fixed rate of $6,000 per month until the parties mutually agree to increase the interest. Upon the latter of one year of granting of a medical cannabis dispensary license by the appropriate authorities or one year after entering into the convertible loan agreement, DEP may elect to convert the loan into preferred units of CCG equal to 40% of all outstanding units of CCG, subject to approval of the Arkansas Medical Marijuana Commission.

The Company evaluated the convertible loan receivable’s settlement provisions and elected the fair value option in accordance with ASC 825 “Financial Instruments”, to value this instrument. Under such election, the loan receivable is measured initially and subsequently at fair value, with any changes in the fair value of the instrument being recorded in the consolidated financial statements as a change in fair value of the financial instruments. The Company estimates the fair value of this instrument by first estimating the fair value of the straight debt portion, excluding the embedded conversion option, using a discounted cash flow model. The Company then estimates the fair value of the embedded conversion option using the Black-Scholes Option Pricing Model. The sum of these two valuations is the fair value of the loan receivable. Management believes that the accretion of the straight debt portion and embedded derivative related to the conversion option are not material. As at July 31, 2019, the Company had advanced $52,225 (2018 - $Nil) and accrued interest income of $27,000 (2018 - $Nil).